Finance income and finance expenses	6 Months Ended
Jun. 30, 2022
Finance income and finance expenses
Finance income and finance expenses

12.Finance income and finance expenses

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Interest income	334	—	235	—
Foreign exchange gain	409	—	1,534	775
Finance income	743	—	1,769	775

	Six months ended	Six months ended	Three months ended	Three months ended
	June 20, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Foreign exchange loss	—	(997)	—	—
Bank charges	(229)	(106)	(114)	(58)
Unwinding of discount on the put option liability	(101)	—	(34)	—
Interest expense	(20)	(14)	(9)	(6)
Finance expenses	(350)	(1,117)	(157)	(64)